FORM 13F

                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                       FORM 13F COVER PAGE

Report for the Quarter Ended:   September 30, 2004

Check here if Amendment [   ]; Amendment Number:_____
     This Amendment (Check only one):   [   ] is a restatement.
                                        [   ] adds new holding
                                              entries.

Institutional Investment Manager Filing this Report:

Name:     Oak Ridge Investments, LLC
Address:  10 South LaSalle Street, Suite 1050
          Chicago, Illinois  60603

Form 13F File No:   28-6668

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:          Alan E. Molotsky
Title:         Executive Vice President
Phone:         (312) 857-1040
Signature, Place, and Date of Signing:



/s/ Alan E. Molotsky      Chicago, IL          11-11-04
----------------------   ----------------   --------------
     (Signature)          (City/State)          (Date)

Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT (Check here if all holdings of this
     reporting manager are reported in this report.)

[   ]     13F NOTICE (Check here if no holdings reported are in
     this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT (Check here if a portion of the
     holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:     None


                      FORM 13F SUMMARY PAGE

                         REPORT SUMMARY

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           88

Form 13F Information Table Value Total:  $ 1,376,043
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file
number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this
report.                          NONE


                           OAK RIDGE INVESTMENTS, LLC
                                    FORM 13F
                               September 30, 2004

                                                                        Investment
                                    Title                               Discretion         Voting Authority
                                     of               Value             ---------- Otr    ------------------
Security                            Class   Cusip    (x 1,000) Quantity Sole Share Mgrs  Sole    Share   None
-----------------------------       -----   -------  --------- -------- ---- ----- ----  ------  -----  -------
02MICRO INTL                         com   G6797E106   7,555    702,788   X             684,055          18,733
ACCREDO HEALTH                       com   00437V104  14,676    622,644   X             584,458          38,186
AFFILIATED COMPUTER SVCS             com   008190100   8,809    158,234   X             140,257          17,977
AFLAC INCORPORATED                   com   001055102   5,994    152,858   X             132,823          20,035
AIRGAS                               com   009363102  24,014    997,691   X             940,117          57,574
ALCON                                com   H01301102   8,823    110,016   X              98,019          11,997
ALLIANCE DATA SYS                    com   018581108  32,553    802,577   X             780,016          22,561
ALTIRIS INC.                         com   02148M100     244      7,700   X                   0           7,700
AMERICAN EXPRESS                     com   025816109   5,943    115,486   X             100,288          15,198
AMERICAN HEALTHWAYS INC.             com   02649V104  11,798    405,296   X             374,054          31,242
AMERICAN INTL GRP                    com   026874107   6,214     91,395   X              79,506          11,889
AMERICAN MED SYSTEMS HOLDING         com   02744M108  25,082    691,536   X             648,531          43,005
AMGEN INC.                           com   031162100   3,905     68,737   X              61,135           7,602
AMSURG                               com   03232P405  18,460    871,582   X             821,074          50,508
APACHE CORP.                         com   037411105   9,562    190,810   X             169,832          20,978
AVOCENT CORP.                        com   053893103  19,783    760,004   X             714,703          45,301
BENCHMARK ELEC.                      com   08160H101  15,610    523,839   X             479,188          44,651
BEST BUY CO.                         com   086516101   6,699    123,512   X             109,387          14,125
BJ SERVICES CO.                      com   055482103   7,592    144,864   X             128,722          16,142
CACI INTL INC.                       com   127190304  25,487    482,882   X             452,888          29,994
CAREMARK RX INC.                     com   141705103   7,959    248,172   X             222,390          25,782
CHURCH & DWIGHT                      com   171340102  21,515    766,736   X             720,726          46,010
CITIGROUP                            com   172967101   9,130    206,937   X             183,450          23,487
COGNIZANT TECH SOL                   com   192446102  40,413  1,324,598   X           1,291,378          33,220
COOPER COS.                          com   216648402  28,706    418,761   X             397,463          21,298
COSTAR GROUP INC.                    com   22160N109     487      9,900   X                   0           9,900
CREE INC.                            com   225447101  25,904    849,301   X             804,023          45,278
DADE BEHRING HLDGS                   com   23342J206  31,425    563,993   X             540,996          22,997
DANAHER CORP.                        com   235851102  10,487    204,497   X             181,014          23,483
DELL INC.                            com   24702R101   9,737    273,501   X             243,128          30,373
DIRECT GENERAL CORPORATION           com   25456W204   9,403    325,129   X             304,455          20,674
DORAL FINACIAL                       com   25811P100  64,514  1,555,689   X           1,530,551          25,138
EAST WEST BANCORP INC.               com   27579R104  19,918    592,969   X             552,942          40,027
EBAY INC.                            com   278642103  11,005    119,693   X             106,560          13,133
ENGINEERED SUPPORT SYS               com   292866100  16,377    358,833   X             336,241          22,592
EUROBANCSHARES INC.                  com   298716101   1,015     54,600   X                   0          54,600
FEDEX CORP.                          com   31428X106   9,782    114,159   X             101,022          13,137
FIRST DATA CORP.                     com   319963104   7,757    178,322   X             158,286          20,036
FISHER SCIENTIFIC INTL.              com   338032204  41,151    705,490   X             673,363          32,127
GENENTECH                            com   368710406  10,632    202,825   X             180,721          22,104
GENERAL ELEC CO.                     com   369604103   7,117    211,944   X             188,497          23,447
GLOBAL PAYMENT INC.                  com   37940X102  29,839    557,224   X             526,224          31,000
HCC INS HLDGS.                       com   404132102  29,156    967,032   X             934,660          32,372
IDEX CORP.                           com   45167R104  23,879    703,141   X             661,386          41,755
INTL BUSINESS MACHINES               com   459200101   4,999     58,305   X              50,705           7,600
INTL GAME TECH                       com   459902102   6,433    178,951   X             158,533          20,418
J. JILL GROUP INC.                   com   466189107  16,162    814,185   X             757,672          56,513
JONES LANG LASALLE INC.              com   48020Q107     956     28,975   X                   0          28,975
KNIGHT TRANSPORTATION                com   499064103  25,641  1,197,076   X           1,133,024          64,052
KRONOS INC.                          com   501052104  25,162    568,108   X             533,530          34,578
L 3 COMMUNICATIONS                   com   502424104   6,258     93,410   X              81,155          12,255
LAUREATE EDUCATION INC.              com   518613104  18,110    486,556   X             450,356          36,200
LEGG MASON INC.                      com   524901105  31,283    587,250   X             571,724          15,526
LOWES COMPANIES INC.                 com   548661107   6,287    115,671   X             100,471          15,200
MARVELL TECHNOLOGY GRP LTD.          com   G5876h105   3,566    136,486   X             121,172          15,314
MICROSOFT CORP.                      com   594918104  10,187    368,429   X             327,023          41,406
O'REILLY AUTOMOTIVE                  com   686091109  15,962    416,868   X             402,331          14,537
PAXAR CORP.                          com   704227107  10,929    481,867   X             433,879          47,988
PFIZER INC.                          com   717081103   8,805    287,761   X             256,416          31,345
POPULAR INC.                         com   733174106   9,442    359,001   X             312,932          46,069
PORTFOLIO RECOVERY ASSOC.            com   73640Q105  16,011    544,774   X             506,385          38,389
PROCTER & GAMBLE                     com   742718109  13,419    247,952   X             222,138          25,814
QUALCOMM INC.                        com   747525103  10,982    281,310   X             249,513          31,797
QUEST DIAGNOSTICS INC.               com   74834L100   6,121     69,382   X              60,207           9,175
REMINGTON OIL & GAS                  com   759594302  25,335    965,132   X             916,363          48,769
ROGERS CORP.                         com   775133101   7,609    179,066   X             161,058          18,008
SCANSOURCE                           com   806037107  24,134    378,283   X             355,301          22,982
SLM CORP.                            com   78442P106   7,266    162,906   X             141,495          21,411
SOUTHWESTERN ENERGY CO.              com   845467109  21,364    508,781   X             471,664          37,117
SPARTECH CORP.                       com   847220209  24,725    985,044   X             934,501          50,543
SRA INTL INC CL A                    com   78464R105  28,085    544,703   X             513,026          31,677
STAPLES INC.                         com   855030102   9,777    327,867   X             290,364          37,503
STERICYCLE INC.                      com   858912108  24,355    530,604   X             515,735          14,869
STRATASYS INC.                       com   862685104   1,893     59,982   X              35,982          24,000
TECHNE CORP                          com   878377100  23,276    609,649   X             577,716          31,933
TEVA PHARMACEUTICAL INDUSTRIES LTD.  com   881624209   5,550    213,888   X             190,373          23,515
TEXAS INSTRUMENTS                    com   882508104   5,922    278,271   X             246,960          31,311
TYCO INTL.                           com   902124106   6,936    226,227   X             196,174          30,053
UNITED NATURAL FOODS                 com   911163103  37,035  1,392,306   X           1,334,166          58,140
UNIVISION COMMUN                     com   914906102   7,146    226,069   X             199,807          26,262
US BANCORP                           com   902973304   7,475    258,667   X             224,822          33,845
UTI WORLDWIDE INC.                   com   G87210103  34,323    583,620   X             551,957          31,663
VERINT SYSTEMS                       com   92343x100  23,718    643,801   X             607,398          36,403
WAL MART STORES                      com   931142103   8,787    165,170   X             145,822          19,348
WASTE CONNECTIONS                    com   941053100  22,943    724,223   X             683,295          40,928
WOLVERINE WORLD WIDE INC.            com   978097103  24,946    989,933   X             938,275          51,658
XTO ENERGY INC.                      com   98385X106  11,924    367,118   X             326,539          40,579
ZIMMER HOLDINGS                      com   98956P102   8,693    109,977   X              98,191          11,786
REPORT SUMMARY                         88          1,376,043
